Statements of Operations - USD ($)	3 Months Ended			9 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating expenses:
Formation and operating costs	$ (2,492,581)		$ (1,489,086)		$ (4,888,124)	$ (5,204,970)
Loss from operations	(2,492,581)		(1,489,086)		(4,888,124)	(5,204,970)
Other income (expense):
Interest earned on investments held in Trust Account	3,370,272		40,410		6,125,038	37,665
Deferred offering cost forgiveness		$ 150,263		$ 150,263	150,262
Offering costs allocated to warrant liabilities						(782,812)
Change in fair value of Forward Purchase Agreements	681,533		(487,249)		(649,058)	232,789
Change in fair value of warrant liabilities			14,397,306		19,997,306	5,465,695
Income before income tax expense	1,559,224		12,461,381		20,735,424	(251,633)
Income tax expense	(841,523)		0		(1,501,714)
Net income	$ 717,701	$ 1,378,113	$ 12,461,381	$ 16,930,212	$ 19,233,710	$ (251,633)
Class A redeemable common stock
Other income (expense):
Weighted average shares outstanding, basic (in shares)	31,892,437		42,500,000
Weighted average shares outstanding, diluted (in shares)	31,892,437		42,500,000
Class A common stock
Other income (expense):
Weighted average shares outstanding, basic (in shares)	31,892,437		42,500,000		42,500,000	35,224,658
Weighted average shares outstanding, diluted (in shares)	31,892,437		42,500,000		42,500,000	35,224,658
Basic net income per common stock	$ 0.02	$ 0.03	$ 0.23	$ 0.32	$ 0.36	$ (0.01)
Diluted net income per common stock	$ 0.02	0.03	$ 0.23	0.32	$ 0.36	$ (0.01)
Class B common stock
Other income (expense):
Weighted average shares outstanding, basic (in shares)	10,625,000		10,625,000		10,625,000	10,589,629
Weighted average shares outstanding, diluted (in shares)	10,625,000		10,625,000		10,625,000	10,589,629
Basic net income per common stock	$ 0.02	0.03	$ 0.23	0.32	$ 0.36	$ (0.01)
Diluted net income per common stock	$ 0.02	$ 0.03	$ 0.23	$ 0.32	$ 0.36	$ (0.01)